Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2019 Years integer $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Shares under option | shares	132,504
Weighted average exercise price	$ 33.82	$ 33.48	$ 28.70	$ 25.35
Weighted average remaining life | integer	5.8
$16.71 - $24.75 Exercisable
Shares under option | shares	14,100
Weighted average exercise price	$ 16.72
Weighted average remaining life | Years	1.9
Minimum exercise price	$ 16.71
Maximum exercise price	$ 24.75
$24.76 - $37.25 Exercisable
Shares under option | shares	33,729
Weighted average exercise price	$ 21.56
Weighted average remaining life | Years	2.8
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $45.97 Exercisable
Shares under option | shares	66,360
Weighted average exercise price	$ 40.75
Weighted average remaining life | Years	7.3
Minimum exercise price	$ 37.26
Maximum exercise price	$ 45.97
$37.26 - $45.97 Non-exercisable
Shares under option | shares	18,315
Weighted average exercise price	$ 44.48
Weighted average remaining life | Years	8.6
Minimum exercise price	$ 37.26
Maximum exercise price	$ 45.97
Exercisable
Shares under option | shares	114,189
Weighted average exercise price	$ 32.11
Weighted average remaining life | Years	5.3
Non-exercisable
Shares under option | shares	18,315
Weighted average exercise price	$ 44.48
Weighted average remaining life | Years	8.6